DERIVATIVE FINANCIAL LIABILITY (Narrative) (Details)		12 Months Ended
	Dec. 22, 2025 Share $ / shares	May 31, 2026 CAD ($) Share shares	May 31, 2026 CAD ($) $ / shares	May 31, 2025 CAD ($) Share shares	May 31, 2025 CAD ($) $ / shares
Disclosure of detailed information about hedges [line items]
Derivative financial liability | $		$ 8,332,321	$ 8,332,321	$ 182,137	$ 182,137
Fair value changes of the derivative financial liability | $		$ 9,979,637		$ 220,916
Warrants [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | shares		1,605,021		493,076
Public Offering [Member] | Warrants [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | Share	869,565	1,605,021		53,181
Exercise price of warrants issued | $ / shares	$ 16				$ 4.675
Public Offering [Member] | Warrants One [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | Share		545,024
Exercise price of warrants issued | $ / shares			$ 10.13
Public Offering [Member] | Warrants Two [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | Share		999,999
Exercise price of warrants issued | $ / shares			16
Public Offering [Member] | Warrants Three [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | Share		59,998
Exercise price of warrants issued | $ / shares			$ 14.375